Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Allowance for credit loss on available for sale debt securities	¥ 634	¥ 144	¥ 153
Other Liabilities [Member]
Allowance for credit losses on off balance sheet exposures	¥ 5,116	¥ 17,843	¥ 22,120